Parent company disclosures - Company Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Assets
Cash and cash equivalents	£ 88,838	£ 95,829	[1],[2]	£ 79,194	[1],[2]	£ 78,145	[1]
Financial assets at fair value through profit or loss	203,318	180,769	[3]	206,971	[3]
Derivative financial instruments	22,356	24,753	[3]	22,051	[3]
Debt securities	15,355	9,926	[3]	6,835	[3]
Current tax recoverable	1,183	612	[3]	363	[3]
Deferred tax assets	5,185	6,422	[3]	3,773	[3]
Other assets	17,144	14,536	[3]	15,142	[3]
Total assets	881,453	873,394	[3]	881,257	[3]
Liabilities
Financial liabilities at fair value through profit or loss	24,914	17,755	[3]	23,123	[3]
Derivative financial instruments	20,149	24,042	[3]	18,060	[3]
Debt securities in issue at amortised cost	75,592	73,819	[3]	71,552	[3]
Other liabilities	19,026	18,764	[3]	19,367	[3]
Subordinated liabilities	10,253	10,730	[3]	13,108	[3]
Total liabilities	834,088	829,483	[3]	830,040	[3]
Equity
Share capital	6,358	6,729	[3]	7,102	[3]
Share premium account	18,568	18,504	[3]	18,479	[3]	17,863
Retained profits	6,790	6,550	[3]	8,318	[3]
Other equity instruments	6,940	5,297	[3]	5,906	[3]
Total equity	47,365	43,911	[3]	51,217	[3]	49,413
Total equity and liabilities	881,453	873,394	[3]	881,257	[3]
Parent company
Assets
Cash and cash equivalents	17	48		50		7
Financial assets at fair value through profit or loss	21,453	20,292
Derivative financial instruments	552	1,197
Amounts due from subsidiaries	0	0
Debt securities	2,429	2,279
Loans to subsidiaries	14,742	14,119
Investment in subsidiaries	50,826	49,609
Current tax recoverable	114	4
Deferred tax assets	74	93
Other assets	6	0
Total assets	90,213	87,641
Liabilities
Due to subsidiaries	3	27
Financial liabilities at fair value through profit or loss	18,473	13,865
Derivative financial instruments	1,129	1,550
Debt securities in issue at amortised cost	10,211	15,366
Other liabilities	141	125
Subordinated liabilities	9,707	9,218
Total liabilities	39,664	40,151
Equity
Share capital	6,358	6,729
Share premium account	18,568	18,504
Merger reserve	6,806	6,806
Capital redemption reserve	5,370	4,932
Retained profits	6,507	5,222
Ordinary shareholders’ equity	43,609	42,193
Other equity instruments	6,940	5,297
Total equity	50,549	47,490		£ 50,398		£ 47,604
Total equity and liabilities	£ 90,213	£ 87,641

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.